Debt and Warrant Liabilities - Aegus bridge financing notes (Details) - USD ($)	May 07, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt and Warrant Liabilities
Derivative liabilities		$ 2,027,773	$ 922,834	$ 1,572,078
Outstanding loan balances		102,923,633	$ 88,996,117	$ 72,878,591
Aegus bridge financing notes
Debt and Warrant Liabilities
Loan amount	$ 230,000
Maximum principal loan amount	$ 500,000
Interest rate	12.00%
Shares issued for every dollar lent	1
Price of option to purchase a percentage of membership interests	$ 10
Denominator to calculate percentage of membership interests	$ 20,010,000
Derivative liabilities		49,148
Outstanding loan balances		$ 241,433